                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number: ___
   This Amendment (Check only one.): [ ] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Financial Stocks, Inc.
Address:    507 Carew Tower
            441 Vine Street
            Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         John M. Stein
Title:        President
Phone:        (513) 241-6166

Signature, Place, and Date of Signing:

/s/John M. Stein         CINCINNATI, OHIO      APRIL 10, 2000
----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A


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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               -0-
                                            -------
Form 13F Information Table Entry Total:          52
                                            -------
Form 13F Information Table Value Total:     $99,917
                                            -------
                                            (thousands)

List of Other Included Managers:  None



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

COLUMN 1                                 COLUMN 2         COLUMN 3        COLUMN 4                 COLUMN 5
----------------------------------------------------------------------------------------------------------------------
Name of Issuer                          Title of Class    CUSIP           FMV (000's)   Shares       SH\PRN  PUT\CALL
----------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp-CL A             Common         06652B103       $     358        51,100    SH
----------------------------------------------------------------------------------------------------------------------
Boston Private Financial Hldgs Inc.        Common         101119105       $   5,019       528,300    SH
----------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                Common         1404H105        $   2,397        50,000    SH
----------------------------------------------------------------------------------------------------------------------
Charter One Financial Inc.                 Common         160903100       $   1,050        50,000    SH
----------------------------------------------------------------------------------------------------------------------
Concord EFS Inc.                           Common         206197105       $   1,835        80,000    SH
----------------------------------------------------------------------------------------------------------------------
Financial Industries Corp                  Common         317574101       $     961        99,890    SH
----------------------------------------------------------------------------------------------------------------------
First Citizens Bancshares Inc              Common         31946M103       $   4,317        76,450    SH
----------------------------------------------------------------------------------------------------------------------
First Data Corp                            Common         319963104       $     885        20,000    SH
----------------------------------------------------------------------------------------------------------------------
Golden State Bancorp Inc.                  Common         381197102       $   1,770       118,500    SH
----------------------------------------------------------------------------------------------------------------------
Hawthorne Financial Corp.                  Common         420542102       $   2,398       286,354    SH
----------------------------------------------------------------------------------------------------------------------
Intercontinental Life Corp                 Common         458593100       $   1,380       137,950    SH
----------------------------------------------------------------------------------------------------------------------
Life Financial Corp                        Common         53184P101       $   1,862       620,525    SH
----------------------------------------------------------------------------------------------------------------------
Local Financial Corp 144A                  Common         539553206       $   2,440       285,000    SH
----------------------------------------------------------------------------------------------------------------------
Local Financial Corp                       Common         539553305       $  13,334     1,557,300    SH
----------------------------------------------------------------------------------------------------------------------
Matrix Bancorp Inc.                        Common         576819106       $   3,749       468,641    SH
----------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                 Common         55262L100       $     510        20,000    SH
----------------------------------------------------------------------------------------------------------------------
Metrocorp Bancshares Inc.                  Common         591650106       $   2,316       340,000    SH
----------------------------------------------------------------------------------------------------------------------
Nationwide Financial                       Common         638612101       $   1,901        65,000    SH
----------------------------------------------------------------------------------------------------------------------
Sterling Financial  Corp-Wash              Common         859319105       $   2,514       251,430    SH
----------------------------------------------------------------------------------------------------------------------
Zions Bancorporation                       Common         989701107       $     208         5,000    SH
----------------------------------------------------------------------------------------------------------------------
Abbott Labs                                Common         002814100       $     788        22,400    SH
----------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co Cl A                Common         002896207       $      45         2,802    SH
----------------------------------------------------------------------------------------------------------------------
Argonaut Group Incorporated                Common         040157109       $     206        10,300    SH
----------------------------------------------------------------------------------------------------------------------
Associates First Capital Corp              Common         046008108       $     135         6,290    SH
----------------------------------------------------------------------------------------------------------------------
Bank One Corporation                       Common         06423A103       $   1,402        40,793    SH
----------------------------------------------------------------------------------------------------------------------
Bristol-Meyers Squibb Corp                 Common         110122108       $     554         9,600    SH
----------------------------------------------------------------------------------------------------------------------
Charter One Financial Inc.                 Common         160903100       $   1,089        51,834    SH
----------------------------------------------------------------------------------------------------------------------
Broadwing                                  Common         111620100       $     617        16,600    SH
----------------------------------------------------------------------------------------------------------------------
Cinergy Corporation                        Common         172474108       $     310        14,400    SH
----------------------------------------------------------------------------------------------------------------------
Convergys Corp.                            Common         212485106       $     641        16,600    SH
----------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                        Common         3316773100      $   1,616        25,650    SH
----------------------------------------------------------------------------------------------------------------------
First Indiana Company                      Common         32054R108       $   1,108        60,108    SH
----------------------------------------------------------------------------------------------------------------------
Firstar Corporation                        Common         33763T104       $   1,720        75,000    SH
----------------------------------------------------------------------------------------------------------------------
Ford Motor Company                         Common         345370100       $     551        12,000    SH
----------------------------------------------------------------------------------------------------------------------
General Mills Incorporated                 Common         370334104       $   1,086        30,000    SH
----------------------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                Common         446150104       $   2,116        94,567    SH
----------------------------------------------------------------------------------------------------------------------
Miller Herman Inc.                         Common         600544100       $   3,353       120,000    SH
----------------------------------------------------------------------------------------------------------------------
Keycorp                                    Common         493267108       $     494        26,000    SH
----------------------------------------------------------------------------------------------------------------------
Eli Lilly & Company                        Common         532457108       $   2,689        42,680    SH
----------------------------------------------------------------------------------------------------------------------
Office Depot Incorporated                  Common         676220106       $     434        37,500    SH
----------------------------------------------------------------------------------------------------------------------
PNC Bank Corporation                       Common         693475105       $   1,082        24,000    SH
----------------------------------------------------------------------------------------------------------------------
Sears, Roebuck & Company                   Common         812387108       $     380        12,300    SH
----------------------------------------------------------------------------------------------------------------------
Too, Inc.                                  Common         890333107       $     462        14,642    SH
----------------------------------------------------------------------------------------------------------------------
The Limited  Incorporated                  Common         532716107       $   4,318       102,500    SH
----------------------------------------------------------------------------------------------------------------------
Unitrin Incorporated                       Common         913275103       $   1,082        27,316    SH
----------------------------------------------------------------------------------------------------------------------
Ventas Inc.                                Common         92276F100       $     186        56,000    SH
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X-Rite Inc.                                Common         983857103       $   1,215       120,000    SH
----------------------------------------------------------------------------------------------------------------------
Superior Financial Corp                    Common         86861100        $   5,201       547,500    SH
----------------------------------------------------------------------------------------------------------------------
East West Bancorp                          Common         27579R104       $   1,383       125,000    SH
----------------------------------------------------------------------------------------------------------------------
Gateway American                           Common         367569100       $     375       150,000    SH
----------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                        Common         90262T100       $   8,313       386,667    SH
----------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                        Common         90262T308       $   3,763       175,000    SH
----------------------------------------------------------------------------------------------------------------------
                                                                          $  99,917     7,567,489










COLUMN 1                                  COLUMN 6         COLUMN 7
------------------------------------------------------------------------------
Name of Issuer                            Investment Dis   Oth Mgrs    Sole
------------------------------------------------------------------------------
BankUnited Financial Corp-CL A            Sole                          51,100
------------------------------------------------------------------------------
Boston Private Financial Hldgs Inc.       Sole                         528,300
------------------------------------------------------------------------------
Capital One Financial Corp.               Sole                          50,000
------------------------------------------------------------------------------
Charter One Financial Inc.                Sole                          50,000
------------------------------------------------------------------------------
Concord EFS Inc.                          Sole                          80,000
------------------------------------------------------------------------------
Financial Industries Corp                 Sole                          99,890
------------------------------------------------------------------------------
First Citizens Bancshares Inc             Sole                          76,450
------------------------------------------------------------------------------
First Data Corp                           Sole                          20,000
------------------------------------------------------------------------------
Golden State Bancorp Inc.                 Sole                         118,500
------------------------------------------------------------------------------
Hawthorne Financial Corp.                 Sole                         286,354
------------------------------------------------------------------------------
Intercontinental Life Corp                Sole                         137,950
------------------------------------------------------------------------------
Life Financial Corp                       Sole                         620,525
------------------------------------------------------------------------------
Local Financial Corp 144A                 Sole                         285,000
------------------------------------------------------------------------------
Local Financial Corp                      Sole                       1,557,300
------------------------------------------------------------------------------
Matrix Bancorp Inc.                       Sole                         468,641
------------------------------------------------------------------------------
MBNA Corp.                                Sole                          20,000
------------------------------------------------------------------------------
Metrocorp Bancshares Inc.                 Sole                         340,000
------------------------------------------------------------------------------
Nationwide Financial                      Sole                          65,000
------------------------------------------------------------------------------
Sterling Financial  Corp-Wash             Sole                         251,430
------------------------------------------------------------------------------
Zions Bancorporation                      Sole                           5,000
------------------------------------------------------------------------------
Abbott Labs                               Sole                          22,400
------------------------------------------------------------------------------
Abercrombie & Fitch Co Cl A               Sole                           2,802
------------------------------------------------------------------------------
Argonaut Group Incorporated               Sole                          10,300
------------------------------------------------------------------------------
Associates First Capital Corp             Sole                           6,290
------------------------------------------------------------------------------
Bank One Corporation                      Sole                          40,793
------------------------------------------------------------------------------
Bristol-Meyers Squibb Corp                Sole                           9,600
------------------------------------------------------------------------------
Charter One Financial Inc.                Sole                          51,834
------------------------------------------------------------------------------
Broadwing                                 Sole                          16,600
------------------------------------------------------------------------------
Cinergy Corporation                       Sole                          14,400
------------------------------------------------------------------------------
Convergys Corp.                           Sole                          16,600
------------------------------------------------------------------------------
Fifth Third Bancorp                       Sole                          25,650
------------------------------------------------------------------------------
First Indiana Company                     Sole                          60,108
------------------------------------------------------------------------------
Firstar Corporation                       Sole                          75,000
------------------------------------------------------------------------------
Ford Motor Company                        Sole                          12,000
------------------------------------------------------------------------------
General Mills Incorporated                Sole                          30,000
------------------------------------------------------------------------------
Huntington Bancshares, Inc.               Sole                          94,567
------------------------------------------------------------------------------
Miller Herman Inc.                        Sole                         120,000
------------------------------------------------------------------------------
Keycorp                                   Sole                          26,000
------------------------------------------------------------------------------
Eli Lilly & Company                       Sole                          42,680
------------------------------------------------------------------------------
Office Depot Incorporated                 Sole                          37,500
------------------------------------------------------------------------------
PNC Bank Corporation                      Sole                          24,000
------------------------------------------------------------------------------
Sears, Roebuck & Company                  Sole                          12,300
------------------------------------------------------------------------------
Too, Inc.                                 Sole                          14,642
------------------------------------------------------------------------------
The Limited  Incorporated                 Sole                         102,500
------------------------------------------------------------------------------
Unitrin Incorporated                      Sole                          27,316
------------------------------------------------------------------------------
Ventas Inc.                               Sole                          56,000
------------------------------------------------------------------------------
X-Rite Inc.                               Sole                         120,000
------------------------------------------------------------------------------
Superior Financial Corp                   Sole                         547,500
------------------------------------------------------------------------------
East West Bancorp                         Sole                         125,000
------------------------------------------------------------------------------
Gateway American                          Sole                         150,000
------------------------------------------------------------------------------
UCBH Holdings, Inc.                       Sole                         386,667
------------------------------------------------------------------------------
UCBH Holdings, Inc.                       Sole                         175,000
------------------------------------------------------------------------------
                                                                     7,567,489